Operations	12 Months Ended
Dec. 31, 2019
Operations
Operations

1.   Operations

Founded in 1985 and headquartered at Avenida Doutora Ruth Cardoso, 7221, 7º Andar, city and state of São Paulo, Linx S.A. (“Company” or “Linx”), corporation, which by means of its subsidiaries, provides ERP (Enterprise Resource Planning) and POS (Point of Sale or Point of Service) management software solutions, and connectivity solutions, TEF (Electronic Funds Transfer), e-commerce and CRM (Customer Relationship Management) and OMS (Order Management System) and payment methods to the retail industry in Latin America. The Company offers innovative and scalable technology, with focus upon and long-term specialization in the retail industry, its vertical model of operation, which combines its own teams in the commercial, implementation, consulting and support areas and through our differentiated business model.

Linx went public on February 8, 2013 and Company's shares are listed on the New Market segment of São Paulo Stock Exchange B3 and are traded under the ticker symbol “LINX3”.

On June 26, 2019, by means of common shares and issue of American Depositary Shares (“ADS”), Linx went public on the New York Stock Exchange (“NYSE”) under the code “LINX” and is engaged in interest in other commercial or civil companies, domestic or foreign, as a partner, shareholder, quotaholder and also, representation of any type of company in Brazil or abroad and management of own or third parties’ assets.